Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated December 16, 2011
to the Class P Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, May 3, 2011, June 16, 2011, and September 16, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of December 31 heading and substitute:

Effective September 30, 2011, the weightings for the Global Diversified Income Custom Index changed to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 20% blend of 50% BofA

Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities

Index, 14% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 5% MSCI All Country World Value

Index, 6% Tortoise Midstream MLP Index, 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom

Services Index and 10% S&P 500 Energy Index, 5% FTSE EPRA/NAREIT Developed Index and 5% Barclays

Capital Investment Grade CMBS Index.

In the Average Annual Total Returns table, add:
Average Annual Total Returns For the periods ended December 31, 2010
Average Annual Total Returns Global Div Inc Fund	Average Annual Returns, 1 Year	Life of Fund
S&P 500 Energy Index	20.46%	16.63%
S&P 50 Telecom Services Index	18.97%	16.83%
S&P 500 Utilities Index	5.46%	10.48%